Interest bearing debt (Tables)	9 Months Ended
Sep. 30, 2022
Interest bearing debt [Abstract]
Scheduled Debt Repayments and Margin Above Libor
Scheduled debt repayments (USD thousands) and margin above Libor
	Margin	Q4
$ in thousands	above Libor	2022	2023	2024	Thereafter	Total
ABN Amro Credit Facility *	2.40%	-	25,677	191,084	-	216,761
Credit Agricole Credit Facility	2.19%	676	32,433	-	-	33,109
Danish Ship Finance Credit Facility	2.00%	1,213	2,427	2,427	26,693	32,760
Nordea Credit Facility **	1.90%	1,250	23,715	23,715	93,521	142,200
Total		3,139	84,251	217,226	120,214	424,830
Unamortized upfront fees bank loans						(5,900)
Total interest bearing debt						418,930
* $90.1 mill. undrawn as of September 30, 2022.
** $145.0 mill. undrawn as of September 30, 2022.

Derivatives Interest Rate Swaps
		Notional amount	Current assets	Non-current assets	Fair value
$ in thousands	Expires	Q3 2022	Q3 2022	Q3 2022	Q3 2022
Swap pays 2.987%, receive floating	Apr. 20, 2023	37,800	217	-	217
Swap pays 3.012%, receive floating	Apr. 20, 2023	37,800	212	-	212
Swap pays 3.019%, receive floating	Sep. 29, 2023	26,250	345	-	345
Swap pays 3.019%, receive floating	Sep. 29, 2023	25,337	332	-	332
Swap pays 2.8665%, receive floating	Sep. 29, 2023	41,763	622	-	622
Swap pays 2.8785%, receive floating	Jun. 30, 2023	36,181	395	-	395
Swap pays 2.885%, receive floating	Sep. 29, 2023	41,120	603	-	603
Swap pays 2.897%, receive floating	Sep. 30, 2023	36,359	521	-	521
Swap pays 3.020%, receive floating	Sep. 29, 2023	34,674	458	-	458
Total carrying amount		317,284	3,703	-	3,703

Financial Covenant Compliance
The Company’s financial covenants as of September 30, 2022, are summarized as follows:
	ABN Amro	Credit Agricole	Danish Ship Finance	Nordea
	Credit Facility	Credit Facility	Credit Facility	Credit Facility
Security	10 VLCCs	1 VLCC	1 VLCC	11 VLCCs
Charter free market value of vessels that secure facility must be no less than	135% of borrowings	135% of borrowings	135% of borrowings	135% of borrowings
Value adjusted* tangible net worth	$300 million and 25% of value adjusted total assets	$200 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt	Higher of $20 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.
*Value adjusted is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by a broker approved by the financial institution)